Fair Value, Option, Instrument Specific Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 58	$ 33	$ 89
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	55	4	29
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 3	$ 29	$ 60